S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Dec. 31, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Justin Mirro
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Chairman and Chief Executive Officer